SEGMENT REPORTING	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
NOTE 8 – SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of the Company’s products. The Company’s major product is outerwear. For the three months ended September 30, 2017 and 2016, outerwear accounted for approximately 91.8% and 89.5% of total revenue. For the six months ended September 30, 2017 and 2016, outerwear accounted for approximately 95.3% and 94.6% of total revenue. Based on management's assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table summarizes sales by geographic areas for the three months ended September 30, 2017 and 2016, respectively.

	For the three months ended
	September 30, 2017	September 30, 2016
United States	$25,274,990	$16,765,678
Jordan	2,249,807	1,975,403
Other countries	24,682	75,278
Total	$27,549,479	$18,816,359

The following table summarizes sales by geographic areas for the six months ended September 30, 2017 and 2016, respectively.

	For the six months ended
	September 30, 2017	September 30, 2016
United States	$46,339,490	$35,235,576
Jordan	2,307,165	2,009,548
Other countries	252,982	77,490
Total	$48,899,637	$37,322,614

All long-lived assets were located in Jordan as of September 30, 2017 and March 31, 2017.

The Company manufactures outerwear for all seasons. Products for Fall/Winter normally have higher fabric and accessories costs, and some of the styles are more complicated compared to products for Spring/Summer. The higher production costs for Fall/Winter typically result in higher sales and profit margins in the period from May to October in which products for Fall/Winter are primarily shipped.

8. SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company's internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company's business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of the Company’s products. The Company’s major product is outerwear. For the years ended March 31, 2017 and 2016, outerwear accounted for approximately 90.4% and 95.1% of total revenue. Based on management's assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following table summarizes sales by geographic areas for the years ended March 31, 2017 and 2016, respectively.

	For the years ended
	March 31, 2017	March 31, 2016
United States	$55,778,784	$49,989,326
Jordan	5,968,607	2,361,908
Other countries	293,198	206,016
Total	$62,040,589	$52,557,250

All long-lived assets were located in Jordan as of March 31, 2017 and 2016.